RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 04, 2015	Dec. 19, 2017	Nov. 21, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 12, 2017	Jul. 22, 2009
Shares issued				12,825,393	12,587,053
Debt outstanding amount				$ 3,110,714
Repayment of related party debt				978,730	$ 15,300
Revenue				30,013,378	6,755,436
Accounts receivable balance				1,255,596	661,850
Purchase of treasury stock from officer				(94,495)
Related party accrual for repurchase of shares of common stock				61,422
Reversal of proceeds due from noteholder due to repayment of note				24,044
Officers and directors [Member]
Shares issued								2,000,000
Dimitrios Goulielmos [Member]
Aggregate forgiveness of related party notes	$ 142,860
Debt instrument decrease accrued interest forgiveness	806
Due to related party	$ 200,000		$ 401,115
Debt outstanding amount				83,553
Repayment of related party debt				84,755	63,312
Interest rate			2.00%
Maturity date			May 11, 2015
Accrued interest				0
Ourania Matsouki [Member]
Due to related party				66,121	47,479
Repayment of related party debt				120,214
Mr. Siokas [Member]
Prepaid balance				15,454	0
Return of prepayment amount				17,607
Total compensation amount				250,000
Grigorios Siokas [Member]
Due to related party						$ 10,906
Repayment of related party debt						$ 10,552
Grigorios Siokas [Member] | On October 1, 2016 [Member]
Due to related party				5,276
Debt outstanding amount				7,213
Short term debt, borrowing capacity				$ 1,202
Maturity date				Oct. 01, 2017
Grigorios Siokas [Member] | Loan payable [Member]
Due to related party				$ 749,717	95,496
Debt outstanding amount				858,516
MediHelm S.A. [Member]
Prepaid balance				1,952,349
Accounts payable balance				385,485
Revenue					149,447
Accounts receivable balance				171,390
SkyPharm [Member]
Short term debt, borrowing capacity				6,728,606			$ 2,404,400
SkyPharm [Member] | MediHelm S.A. [Member]
Payments to acquire businesses				10,202,135	701,937
Revenue				1,429,784
DOC Pharma S.A. [Member]
Prepaid balance				933,425
Net prepaid balance				772,623
Due to related party					69
Accounts payable balance				160,801
Payments to acquire businesses				5,349,187	3,218,392
Revenue				0	$ 195,372
MediHelm S.A. [Member] | Dimitrios Goulielmos [Member]
Due to related party				233,118
Decahedron [Member] | MediHelm S.A. [Member]
Payments to acquire businesses				784,272
Tranche 1 [Member]
Purchase of treasury stock from officer				38,470
Reversal of proceeds due from noteholder due to repayment of note				24,044
Tranche [Member]
Purchase of treasury stock from officer				33,073
Related party accrual for repurchase of shares of common stock				61,422
Stock Purchase Agreement [Member] | Director [Member]
Purchase of treasury stock from officer		$ (94,495)
Purchase of treasury stock, Shares		20,000
Loan agreement [Member] | DOC Pharma S.A. [Member]
Debt outstanding amount				14,426
Accrued interest				572
Loan agreement [Member] | DOC Pharma S.A. [Member] | On November 1, 2015 [Member]
Short term debt, borrowing capacity				12,662
Payment of miscellaneous bills				$ 12,662
Interest rate				2.00%
Maturity date				Oct. 31, 2016